CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,610,894	$ 447,827	$ 162,682
Other comprehensive (loss) income, net of tax
Change in foreign currency translation adjustment	170,852	(85,548)	(695)
Available-for-sale investments:
Change in unrealized gain (loss)	14,717	(2,628)	5,067
Reclassification adjustment to net income (loss)	1,611	(1,194)	148
Total other comprehensive income (loss), net of tax	187,180	(89,370)	4,520
Total comprehensive (income) loss attributable to non-controlling interests	(31,601)	716	(13,261)
Total comprehensive income attributable to Sea Limited's ordinary shareholders	$ 1,766,473	$ 359,173	$ 153,941